Credit facilities	12 Months Ended
Jun. 30, 2023
Credit facilities
Credit facilities

Note 10 – Credit facilities

Loans from third parties

Outstanding balances of third-party loans consisted of the following:

Name of lender	Maturities	Weighted average interest rate	Collateral/Guarantee	June 30,		June 30,
				2023		2022

Pony Partners Ltd	August 30, 2023 (Fully repaid in September 2023)	5.5%	20 BTC	$280,000		$—

Pony Partners Ltd	September 12, 2023 (Fully repaid in September 2023)	5.5%	35 BTC	539,000		—
				$819,000	*	$—

Interest expense pertaining to the above loans amounted to $36,380 was recorded for the year ended June 30, 2023.

*The above loans were fully repaid by the Company in September 2023 by selling the 55 collateralized BTCs.